Reconciliation of the Numerator and the Denominators of the Basic and Diluted Per Share Computations for Net Income Attributable (Detail)
Share data in Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares of common stock outstanding	725,483	725,483	725,555	725,613
Euro Yen Zero Coupon Convertible Bonds - due December 2011			13,739	19,741
Diluted shares of common stock outstanding	725,483	725,483	739,294	745,354
Net income (loss) attributable to Ricoh Company, Ltd.	$ (543,414,000)	¥ (44,560,000,000)	¥ 18,630,000,000	¥ 27,044,000,000
Euro Yen Zero Coupon Convertible Bonds - due December 2011			(38,000,000)	(25,000,000)
Diluted net income (loss) attributable to Ricoh Company, Ltd.	$ (543,414,000)	¥ (44,560,000,000)	¥ 18,592,000,000	¥ 27,019,000,000
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	$ (0.75)	¥ (61.42)	¥ 25.68	¥ 37.27
Diluted	$ (0.75)	¥ (61.42)	¥ 25.15	¥ 36.25